Nature of Operations and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Estimated Useful Lives for each Major Depreciable Classification of Premises and Equipment	The estimated useful lives for each major depreciable classification of premises and equipment are as follows:
Buildings and improvements	35-40 years
Equipment	3-5 years